CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 141,453	$ 120,555	$ 390,386	$ 334,519	$ 463,049	$ 419,782	$ 480,820
Administrative fee revenue from affiliates	7,357	6,284	21,488	16,942	23,667	21,799	16,177
Time charter, voyage and logistics business expenses	(49,980)	(56,824)	(155,363)	(161,628)	(213,929)	(175,072)	(247,882)
Direct vessel expenses	(24,959)	(28,739)	(73,756)	(90,566)	(116,713)	(127,396)	(128,168)
General and administrative expenses incurred on behalf of affiliates	(7,357)	(6,284)	(21,488)	(16,942)	(23,667)	(21,799)	(16,177)
General and administrative expenses	(6,503)	(6,711)	(21,757)	(19,203)	(27,521)	(25,295)	(34,183)
Depreciation and amortization	(24,644)	(26,179)	(75,247)	(77,893)	(104,112)	(113,825)	(120,310)
Provision for losses on accounts receivable					(269)	(1,304)	(59)
Interest income					6,831	4,947	2,370
Interest expense and finance cost, net	(32,734)	(28,825)	(97,797)	(83,812)	(121,611)	(113,639)	(113,151)
Impairment loss on sale of vessels	(2,760)	0	(16,070)	(14,239)
Gain on bond and debt extinguishment	6,464	0	6,464	1,715	(981)	29,187	0
Gain on sale of assets					1,064	0	0
Other expense, net	(1,867)	(1,912)	(8,928)	(4,790)
Other income					6,140	18,175	4,840
Other expense					(13,761)	(11,665)	(34,982)
Income/(loss) before equity in net earnings of affiliated companies	4,470	(28,635)	(52,068)	(115,897)	(172,378)	(96,105)	(190,705)
Equity in net (losses)/earnings of affiliated companies	(4,231)	901	(13,720)	2,208	4,399	(202,779)	61,484
Income/(loss) before taxes	239	(27,734)	(65,788)	(113,689)	(167,979)	(298,884)	(129,221)
Income tax benefit	380	69	1,324	562	3,192	(1,265)	3,154
Net income/(loss)	619	(27,665)	(64,464)	(113,127)	(164,787)	(300,149)	(126,067)
Less: Net income attributable to the noncontrolling interest	(2,435)	(667)	(3,501)	(1,182)	(1,123)	(3,674)	(8,045)
Net loss attributable to Navios Holdings common stockholders	(1,816)	(28,332)	(67,965)	(114,309)	(165,910)	(303,823)	(134,112)
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (4,382)	$ (30,272)	$ (75,644)	$ (121,049)	$ (175,298)	$ (273,105)	$ (150,314)
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (0.04)	$ (0.26)	$ (0.63)	$ (1.04)	$ (1.5)	$ (2.54)	$ (1.42)
Weighted average number of shares, basic and diluted	119,423,135	117,535,234	119,423,025	116,260,640	166,673,459	107,366,783	105,896,235
Other comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in-available-for-sale securities					$ 2	$ 100	$ (1,649)
Reclassification to earnings					0	345	1,782
Total other comprehensive income					2	445	133
Total comprehensive loss					(164,785)	(299,704)	(125,934)
Comprehensive income attributable to noncontrolling interest					(1,123)	(3,674)	(8,045)
Total comprehensive loss attributable to Navios Holdings common stockholders					(165,908)	(303,378)	(133,979)
Impairment loss on sale of vessel			$ 34		$ (50,565)	$ 0	$ 0